Contributions Charged to Expense (Detail) (TSYS Retirement Savings Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 14,506	$ 13,421	$ 15,951